Provisions (Details) - Schedule of Movements in Provisions - AUD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Movements in Provisions [Line Items]
TOTAL	$ 530,699	$ 748,705	$ 670,020
Annual Leave [Member]
Movements in Provisions [Line Items]
Carrying amount at start of year	420,380	371,877	273,876
Charged/(credited) to profit or loss -additional provisions recognised	179,923	272,502	242,532
Amounts used during the year	(280,618)	(232,747)	(158,968)
Change in foreign exchange	(991)	8,748	14,437
Carrying amount at end of year	318,694	420,380	371,877
Long Service Leave [Member]
Movements in Provisions [Line Items]
Carrying amount at start of year	328,325	298,143	273,260
Charged/(credited) to profit or loss -additional provisions recognised	30,308	30,182	25,210
Amounts used during the year	(146,628)		(327)
Carrying amount at end of year	$ 212,005	$ 328,325	$ 298,143